DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES - Notional Amounts (Details) - Derivatives Designated as Cash Flow Hedges - Derivatives Designated as Cash Flow Hedges - USD ($) $ in Thousands	Dec. 31, 2024	Aug. 01, 2024	Dec. 31, 2023
Interest rate swaps
Derivatives, Fair Value [Line Items]
Notional amount	$ 600,000	$ 200,000	$ 850,000
Forward-starting interest rate swaps
Derivatives, Fair Value [Line Items]
Notional amount	$ 0		$ 200,000